UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%

	Shares	Value
CONSUMER DISCRETIONARY — 12.9%
Arbitron	429,800	$17,918,362
Black Diamond*	520,100	3,666,705
Brown Shoe	836,500	10,598,455
California Pizza Kitchen*	142,200	2,276,622
Carter’s*	405,500	11,232,350
Cooper Tire & Rubber	637,800	14,580,108
Gentex	393,300	12,613,131
Group 1 Automotive	434,800	16,452,832
Insight Enterprises*	1,267,900	17,649,168
JOS A Bank Clothiers*	255,450	10,915,379
Knology*	854,500	12,501,335
Matthews International, Cl A	312,400	11,071,456
MDC Holdings	121,100	3,743,201
Men’s Wearhouse	642,100	16,829,441
Movado Group*	184,600	2,660,086
Outdoor Channel Holdings	216,600	1,732,800
Papa John’s International*	456,200	13,092,940
Rush Enterprises, Cl B*	111,800	1,835,756
Rush Enterprises, Cl A*	190,200	3,627,114
Ryland Group	134,500	2,394,100
Standard Parking*	587,600	10,570,924
Stoneridge*	344,900	5,087,275

		203,049,540

CONSUMER STAPLES — 0.6%
Ralcorp Holdings*	154,300	9,443,160

ENERGY — 6.1%
Approach Resources*	71,500	1,906,905
Carrizo Oil & Gas*	545,800	18,475,330
Comstock Resources*	255,300	7,071,810
Georesources*	368,700	10,190,868
Natural Gas Services Group*	310,400	5,543,744
Oceaneering International*	234,200	18,087,266
Unit*	189,200	9,687,040
Whiting Petroleum*	201,000	25,382,280

		96,345,243

FINANCIAL SERVICES — 21.2%
Ameris Bancorp	797,028	7,595,677
Assured Guaranty	276,700	4,001,082
Bank of Kentucky Financial	115,200	2,361,600
Berkshire Hills Bancorp	343,300	7,291,692
Boston Private Financial Holdings	456,200	3,061,102
Brandywine Realty Trust†	525,330	6,093,828
Camden Property Trust†	153,700	8,519,591
CapLease†	1,423,400	7,857,168
Cogdell Spencer†	1,081,600	6,543,680
Cohen & Steers	286,500	8,110,815
Columbia Banking System	530,300	10,659,030
CVB Financial	1,074,285	8,895,080
Delphi Financial Group, Cl A	279,600	8,046,888
Duke Realty†	322,300	4,415,510
Excel Trust†	445,400	5,692,212
First Financial Bancorp	159,900	2,702,310
First Financial Holdings	272,800	2,826,208
First Interstate Bancsystem, Cl A	39,800	517,002
First Midwest Bancorp	389,600	4,554,424
First of Long Island	134,500	3,815,765
Flushing Financial	430,100	6,128,925

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
FINANCIAL SERVICES — continued
Fortegra Financial*	397,200	$4,651,212
Hanover Insurance Group	160,700	7,601,110
Heritage Financial*	360,600	5,138,550
Hersha Hospitality Trust, Cl A†	690,400	4,549,736
HFF, Cl A*	423,900	5,345,379
Hudson Valley Holding	375,910	8,439,180
Iberiabank	65,000	3,686,800
Jack Henry & Associates	443,500	13,109,860
Kite Realty Group Trust†	1,234,000	6,515,520
LaSalle Hotel Properties†	285,400	7,925,558
Lexington Realty Trust†	1,163,641	9,856,039
Liberty Property Trust†	162,300	5,643,171
Mack-Cali Realty†	166,800	5,841,336
Meadowbrook Insurance Group	474,710	4,504,998
Navigators Group*	251,600	12,313,304
Park Sterling*	397,200	2,228,292
Parkway Properties†	211,400	3,572,660
Pebblebrook Hotel Trust†	489,000	10,053,840
ProAssurance*	129,700	7,609,499
Prosperity Bancshares	299,400	12,110,730
Selective Insurance Group	314,500	5,591,810
Sterling Bancshares	893,100	7,921,797
Tower Bancorp	311,900	7,058,297
Trico Bancshares	428,500	6,500,345
Union First Market Bankshares	605,100	7,394,322
United Financial Bancorp	164,300	2,518,719
Univest Corp of Pennsylvania	201,300	3,469,405
Waddell & Reed Financial, Cl A	297,400	10,742,088
Washington Trust Bancorp	327,600	6,552,000
Weingarten Realty Investors†	330,500	8,103,860
Wright Express*	138,200	6,539,624

		332,778,630

HEALTH CARE — 5.5%
Bio-Rad Laboratories, Cl A*	200,300	21,808,664
CONMED*	458,300	11,966,213
Hanger Orthopedic Group*	880,200	18,088,110
Medical Action Industries*	416,600	3,374,460
Sirona Dental Systems*	517,900	22,689,199
West Pharmaceutical Services	216,900	8,673,831

		86,600,477

INDUSTRIALS — 0.8%
Altra Holdings*	350,500	7,328,955
Astec Industries*	163,400	4,918,340

		12,247,295

INFORMATION TECHNOLOGY — 1.1%
CSG Systems International*	32,300	628,235
JDA Software Group*	128,500	3,878,130
NCI, Cl A*	406,900	8,544,900
Spectrum Control*	311,700	4,133,142

		17,184,407

MATERIALS & PROCESSING — 14.4%
ABM Industries	478,700	12,302,590
Acuity Brands	225,100	12,425,520
Aptargroup	535,100	25,716,906
Beacon Roofing Supply*	657,100	11,932,936
Belden CDT	368,000	12,791,680
Brady, Cl A	370,700	12,140,425
Carpenter Technology	369,000	15,184,350

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
MATERIALS & PROCESSING — continued
Cytec Industries	182,700	$9,964,458
Ferro*	1,033,000	15,928,860
Gibraltar Industries*	878,900	9,694,267
Interline Brands*	804,300	17,075,289
Koppers Holdings	255,300	9,823,944
OM Group*	445,100	16,103,718
Quanex Building Products	484,500	9,442,905
Rogers*	424,100	18,142,998
Sensient Technologies	509,300	17,270,363

		225,941,209

PRODUCER DURABLES — 21.0%
Actuant, Cl A	733,000	20,326,090
Albany International, Cl A	636,300	14,348,565
Allegiant Travel, Cl A	219,100	10,196,914
AMETEK	515,775	21,033,304
Briggs & Stratton	622,300	12,427,331
CBIZ*	1,661,700	11,582,049
Celadon Group*	704,000	10,313,600
Compass Diversified Holdings	1,057,300	18,259,571
ESCO Technologies	286,800	10,405,104
Esterline Technologies*	202,400	14,406,832
Granite Construction	475,700	12,292,088
HEICO, Cl A	343,125	13,093,650
Kaman	587,800	17,301,893
Littelfuse	375,700	19,265,896
Measurement Specialties*	816,100	21,985,734
Methode Electronics	1,138,500	13,457,070
Michael Baker*	352,200	10,692,792
Navigant Consulting*	1,216,000	12,391,040
Orbital Sciences*	760,800	12,979,248
Regal-Beloit	290,700	19,401,318
Saia*	221,300	3,166,803
Tennant	267,000	10,770,780
Triumph Group	198,400	19,052,352

		329,150,024

TECHNOLOGY — 10.0%
ATMI*	595,800	12,273,480
Aviat Networks*	1,130,900	5,869,371
Black Box	397,700	13,995,063
Coherent*	239,400	12,819,870
Cymer*	315,400	15,325,286
Diebold	384,000	11,773,440
Emulex*	761,000	8,683,010
Formfactor*	325,200	2,780,460
Harmonic*	1,578,100	13,319,164
Integrated Device Technology*	2,326,000	14,839,880
Jabil Circuit	492,900	9,961,509
ON Semiconductor*	1,524,920	16,850,366
Tekelec*	719,600	8,257,410
Xyratex*	698,000	9,304,340

		156,052,649

UTILITIES — 1.9%
Piedmont Natural Gas	524,200	14,709,052
Unisource Energy	438,700	15,709,847

		30,418,899

TOTAL COMMON STOCK (Cost $1,173,847,646)		1,499,211,533

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO JANUARY 31, 2011 (Unaudited)
REPURCHASE AGREEMENTS — 5.2%

	Face Amount	Value
Deutsche Bank
0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase amount $40,000,233 (collateralized by a U.S. Treasury Note, par value $40,663,200, 0.750%, 8/15/13; total market value $40,800,003)	$40,000,000	$40,000,000
HSBC
0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase amount $40,812,536 (collateralized by a U.S. Treasury Bond, par value $8,595,000, 4.250%, 11/15/40, International Bank for Reconstruction & Development Bond, par value $2,845,000, 2.375%, 5/26/15, International Bank for Reconstruction & Development Bond, par value $12,155,000, 5.000%, 4/1/16, and International Bank for Reconstruction & Development Bond, par value $12,210,000, 7.625%, 1/19/23; total market value $40,812,008)	40,812,008	40,812,008

TOTAL REPURCHASE AGREEMENTS— 5.2% (Cost $80,812,008)		80,812,008

TOTAL INVESTMENTS— 100.7% (Cost $1,254,659,654)‡		$1,580,023,541

Percentages are based on Net Assets of $1,569,089,364.

*	Non-income producing security.

†	Real Estate Investment Trust

‡	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,254,659,654 , and the unrealized appreciation and depreciation were $402,126,969 and $(76,763,082), respectively.

Cl — Class
The following is a summary of the inputs used as of January 31, 2011 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,499,211,533	$—	$—	$1,499,211,533
Repurchase Agreements	—	80,812,008	—	80,812,008

Total Investments in Securities	$1,499,211,533	$80,812,008	$—	$1,580,023,541

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.
ICM-QH-001-1400

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund
By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Phillip T. Masterson
Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011